As filed with the Securities and Exchange Commission on June 26, 1997
                        Securities Act File No. 33-12597
                    Investment Company Act File No. 811-7829
           ==========================================================

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                             -----------------------

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    [X]

                        PRE-EFFECTIVE AMENDMENT NO. 2                 [X]

                        POST-EFFECTIVE AMENDMENT NO.                  [ ]

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                 ACT OF 1940                          [X]
                               AMENDMENT NO. 2                        [X]

                                   KHAN FUNDS
               (Exact name of registrant as specified in Charter)

                           714 FM 1960 West Suite 201
                               Houston Texas 77090
                     (Address of Principal Executive Office)

       Registrant's Telephone Number (Including Area Code) 1-800-217-KHAN

                                Sardar A. D. Khan
                                   Khan Funds
                           714 FM 1960 West Suite 201
                               Houston Texas 77090
               (Name and address of agent for service of process)

                                    Copy to:
                                 Michael Glazer
                      Paul, Hastings, Janofsky & Walker LLP
                              555 S. Flower Street
                          Los Angeles, California 90071

      Approximate Date of Proposed Public Offering: as soon as practicable after the effective date of the Registration Statement

           ===========================================================

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has elected to register an indefinite number of shares of beneficial interest. The amount of the registration fee is $500.

A Rule 24f-2 Notice for the Registrant's fiscal year ending December 31, 1997 will be filed with the Commission on or before March 1, 1998.
           ===========================================================

                                   KHAN FUNDS
                                    Form N-1A
                              Cross Reference Sheet

ITEM NO.     ITEM                                     LOCATION IN PROSPECTUS
PART A
1.           Cover page                               Cover page
2.           Synopsis                                 Expense Table
3.           Condensed Financial Information          Not Applicable
4.           General Description of Registrant        "General Information";  "Management";
                                                      "Investment Objectives, Policies and
                                                      Techniques";
5.           Management of the Fund                   "Management"; "General Information"
5A           Management's Discussion of               Not Applicable
             Fund Performance
6.           Capital Stock and Other Securities       "General Information";  "Dividends, Capital
                                                      Gains, and Taxes"
7.           Purchase of Securities Being Offered     "Your Account"
8.           Redemption or Repurchase                 "Your Account"
9.           Pending Legal Proceedings                Not Applicable

PART B       LOCATION IN STATEMENT OF ADDITIONAL INFORMATION

10.          Cover Page                               Cover Page
11.          Table of Contents                        "Table of Contents"
12.          General Information and History          Not Applicable
13.          Investment Objectives and Policies       "Investment Objectives and Policies";
                                                      "Investment Restrictions"; "Other Securities and
                                                      Investment Techniques"
14.          Management of Fund                       "Management"
15.          Control Persons and Principal
             Holders of Securities                    "General Information"
16.          Investment Advisory and
             Other Services                           "Management"; Distribution Arrangements";
                                                      "General Information".
17.          Brokerage Allocation                     "Portfolio Transactions and Brokerage"
18.          Capital Stock and other Securities       "General Information".
19.          Purchase, Redemption and Pricing
             of Securities Being Offered              "Net Asset Value"; "Redemptions"
20.          Tax Status                               "Taxation"; "Dividends and Distributions"
21.          Underwriters                             Not Applicable
22.          Calculation of Performance Data          "Performance Information"
23.          Financial Statements                     "Financial Statements"

PART C
The information required to be included in Part C is set forth under the appropriate item, so numbered, in part C to the Registration Statement.

KHAN FUNDS

Khan Growth Fund

714 FM 1960 West, Suite 201
Houston, Texas 77090
1-888-217-KHAN
Fax 281-444-3417

Prospectus
July 1, 1997

--------------------------------------------------------------------------------

This Prospectus offers shares of the Khan Growth Fund (the "Fund"), a portfolio or series of Khan Funds, an open-end management investment company (the "Trust"). The Fund seeks long-term capital growth, consistent with the preservation of capital, by investing primarily in the common stock of large capitalization companies (I.E., companies having a market capitalization exceeding $ 1 billion). Current income is a secondary objective of the Fund. Khan Investment Inc. serves as investment advisor to the Fund.

THIS PROSPECTUS DESCRIBES CONCISELY THE INFORMATION ABOUT THE FUND THAT YOU SHOULD KNOW BEFORE INVESTING. PLEASE READ IT CAREFULLY AND RETAIN IT FOR FUTURE REFERENCE.

A Statement of Additional Information dated July 1,1997 has been filed with the Securities and Exchange Commission, and is incorporated herein by reference (is legally considered a part of this prospectus). The Statement of Additional Information is available free upon request by writing to Khan Funds or calling 1-888-217-KHAN.


--------------------------------------------------------------------------------
LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----
General Information ...............................................            1
Expenses ..........................................................            1
         Shareholder Transaction Expenses .........................            1
         Annual Fund Operating Expenses ...........................            1
         Understanding Expenses ...................................            2
Investment Objectives, Policies And Techniques ....................            2
         Investment Objectives ....................................            2
         Management Policies ......................................            2
         Investment Techniques ....................................            3
         Risk Factors .............................................            5
Management ........................................................            6
         The Advisor ..............................................            6
         The Administrator ........................................            7
         Shareholder Service Plan .................................            7
         The Custodian and Transfer Agent .........................            7
Your Account ......................................................            8
         Ways To Set Up Your Account ..............................            8
         How to Sell Shares .......................................           10
         Shareholder and Account Policies .........................           12
Dividends, Capital Gains, And Taxes ...............................           14
         Understanding Distributions ..............................           14
         Distribution Options .....................................           14
         Taxes ....................................................           15
Performance Information ...........................................           15
General Information ...............................................           16

                      ------------------------------------
                                     MINIMUM
                                   INVESTMENT
                            To open an account $2,000
                            To add to an account $250

GENERAL INFORMATION

         Khan Growth Fund ("the Fund") is a series of Khan Funds, an open-end, management investment company which was formed under Delaware law in 1996 as a business trust (the "Trust"). Each share of the Fund has one vote. All shares of the Fund participate equally in dividends and other distributions declared by the board of trustees, and all shares of the Fund have equal rights in the event of liquidation of the Fund. Shares of the Fund have no preemptive, conversion or subscription rights.

         The Trust is governed by a board of a trustees which is responsible for protecting the interests of the shareholders of the Fund. The trustees meet at regular intervals to oversee the activities of the Fund, review contractual arrangements with companies that provide services to the Fund, and review performance. Trustees who are not affiliated with Khan Investment Inc., the Fund's investment advisor (the "Advisor"), have been included on the board to safeguard the interests of the Fund's shareholders.

                                    EXPENSES

         Like all mutual funds, the Fund pays expenses related to its daily operations. Expenses paid out of the Fund's assets are reflected in its share price or dividends. The Fund pays an annual advisory fee to the Advisor, for managing its investments, of 0.75% of its average daily net assets.

         While the advisory fee is a significant component of the Fund's annual operating costs, the Fund has other expenses as well. The Fund pays the fees of its administrator, custodian, auditors, fund accountants, independent accountants, and lawyers. It also pays other expenses such as the cost of compliance with federal and state laws, proxy solicitations, shareholder reports, taxes, insurance premiums, and the fees of trustees who are not "interested persons" of the Fund or the Advisor, as that term is defined in the Investment Company Act of 1940, the federal securities law that governs the regulation of investment companies (the "Investment Company Act").

SHAREHOLDER TRANSACTION EXPENSES

         SHAREHOLDER TRANSACTION EXPENSES are charges you pay when you buy or sell shares of the Fund.

         Maximum sales charge on purchases and reinvested dividends......None
         Deferred sales charge on redemptions............................None
         Redemption fee..................................................None*

         *The Fund will charge a $13.00 fee to transmit a redemption payment by wire.

ANNUAL FUND OPERATING EXPENSES
         The Fund's expenses are factored into its share price and dividends, are subtracted from the share price daily, and are not charged directly to shareholder accounts. The Fund expects to incur the following expenses at the following annualized rates during its first fiscal year.

         ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS).

         Management fee..................................................0.75%
         Other expenses (after expense reimbursements)...................1.25%
         Total operating expenses........................................2.00%

         Khan Investment Inc. has agreed to reimburse the Fund for any ordinary operating expenses in excess of 2% of average net assets annually. During its first fiscal year, the Fund expects to incur

Other expenses and Total operating expenses at the annualized rate of 6.30% and 7.05% of average net assets, respectively.

UNDERSTANDING EXPENSES
         Operating a mutual fund requires paying for portfolio management, shareholder statements, tax reporting, and other services. These costs are paid from the Fund's assets; any quoted share price or return is after expenses.

EXAMPLE:
         Let's say, hypothetically, that the Fund's annual return is 5% and that its operating expenses are exactly as shown above. For every $1,000 you invested, here's how much you would have paid in total expenses if you closed your account after the number of years indicated:

         After 1 year....................................................$ 21
         After 3 years ..................................................$ 64

         The purpose of the expense table is to help an investor understand the costs and expenses associated with investing in the Fund. This example illustrates the effect of expenses, but is not meant to suggest actual or expected costs or returns, all of which may be more or less than those shown in the example. Because the Fund is new, the above amounts are estimates. Actual investment returns and operating expenses may be more or less than those shown.

                 INVESTMENT OBJECTIVES, POLICIES AND TECHNIQUES

INVESTMENT OBJECTIVES
         The Fund's primary objective is to provide you with long-term capital growth consistent with the preservation of capital. Current income is a secondary objective. The Fund's investment objectives cannot be changed without approval by the holders of a majority (as defined in the Investment Company Act) of the Fund's outstanding voting shares. The Fund commenced operation as of the date of this Prospectus and has no operating history. There can be no assurance that the Fund's investment objectives will be achieved.

MANAGEMENT POLICIES
         During periods which the Advisor judges to be of market strength, the Fund acts aggressively to increase shareholders' capital by investing principally in common stocks of domestic and foreign issuers, including common stocks with warrants attached, and debt securities of the United States government and its agencies and instrumentalities.

         The Fund seeks investment opportunities generally in equity securities of larger capitalization companies (those with market capitalization exceeding $1 billion) which the Fund's Advisor believes have the potential to experience above average and predictable earnings growth. The Advisor seeks to identify those issuers which it considers undervalued by the stock market in terms of current earnings, assets or growth prospects. These companies will include those that the Advisor believes have new or innovative products, services or processes which can enhance prospects for growth in future earnings. Other than in periods of anticipated market weakness, the Fund invests at least 80% of the value of its net assets in common stocks.

         During normal market conditions, the Fund may invest up to 20% of the value of its net assets in debt securities of the United States and its agencies and instrumentalities, with initial maturities of more than one year. All debt securities held by the Fund will be rated investment grade at the time of purchase by an established rating agency (e.g. AAA, AA, A or BBB by Standard & Poor's Corporation, or Aaa, Aa, A or Baa by Moody's Investors Service, Inc.) or, if unrated, will be determined to be of comparable quality by the Advisor.

         The Fund may invest in short-term investments to maintain liquidity for redemptions during periods when attractive investments are not available. Under normal circumstances, no more than 10% of the Fund's total assets will be retained in such investments. Short-term investments include securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, certificates of deposit, time deposits, bankers' acceptances and other short-term debt obligations issued by domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, domestic branches of foreign banks, domestic savings and loan associations and other banking institutions, money market funds, repurchase agreements or investment grade corporate bonds. In addition, the Fund may invest without limitation, in short-term investments for temporary defensive purposes, to preserve shareholders' capital during periods when the securities markets or economic conditions are expected to enter a period of decline.

INVESTMENT TECHNIQUES
         In connection with its investment objectives and policies, the Fund may employ, among others, the following investment techniques which may involve certain risks.

PUT AND CALL OPTIONS - The Fund may purchase put and call options on securities in which it may invest and on stock indices. In addition, to earn additional income on its investment securities, the Fund may sell (write) covered call option contracts on securities it owns and on stock indices to the extent of 20% of the value of its net assets at the time such option contracts are written. A put option gives the purchaser of the option the right to sell, and obligates the writer to purchase, the underlying security or index at the exercise price at any time during the option period. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security or index at the exercise price at any time during the option period. A covered call option sold by the Fund, which is a call option with respect to which the Fund owns the underlying security, exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or obligates the Fund to hold a security which might otherwise have been sold to protect against depreciation in the market price of the security. Options are subject to a variety of risks, including the risk that the Adviser does not predict correctly movements in the price of the underlying security or the market in general, and the inability to close out positions.

FUTURES CONTRACTS - The Fund may buy and sell stock index futures contracts and options on such contracts as a hedge against changes in market prices. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of financial instrument called for in the contract at a specified price. Like stock index options, stock index futures contracts are settled in cash. Futures contracts and related options are subject to a variety of risks, including the risk that the Advisor does not predict correctly movements in the direction of the stock market generally, exchange limitations on daily price fluctuations, trading interruptions, and the inability to close out positions.

MORTGAGE-BACKED SECURITIES - The Fund may invest in certificates issued by the Government National Mortgage Association ("GNMA") as a short-term investment. GNMA certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans, which are issued by lenders such as mortgage bankers, commercial banks and savings associations, and are either insured by the Federal Housing Administration or the Veterans Administration. A pool of these mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. The timely payment of interest and principal on each mortgage is guaranteed by GNMA and backed by the full faith and credit of the U.S. Government. Principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity.

SHORT SALES - The Fund is authorized to make short sales of securities it owns or has the right to acquire at no added cost (referred to as short sales "against the box"). The Fund will use this technique to hedge against market risks when the Advisor believes that the price of a portfolio security may decline. As a matter of operating policy, the Fund will not make such short sales or maintain a short position if to do so could require collateral deposits and segregation of assets aggregating more than 5% of the value of its net assets.

FOREIGN CURRENCY TRANSACTIONS - The Fund may engage in currency exchange transactions to protect against uncertainty in the level of future exchange rates in connection with hedging and other non-speculative strategies involving either specific settlement transactions or portfolio positions. The Fund will conduct its currency exchange transactions either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market, or by entering into forward contracts to purchase or sell currencies. A forward currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which must be more than two days from the date of the contract, at a price set at the time of the contract. Transaction hedging is the purchase or sale of forward currency with respect to specific receivable or payable of the Fund generally arising in connection with the purchase or sale of its portfolio securities. Position hedging is the sale of forward currency with respect to portfolio security positions denominated or quoted in the currency. These contracts are entered into in the interbank market conducted directly between currency traders (typically commercial banks or other financial institutions) and their customers.


LENDING PORTFOLIO SECURITIES - From time to time, the Fund may lend its portfolio securities to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. Such loans may not exceed 33-1/3% of the value of the Fund's total assets. In connection with such loans, the Fund will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit issued by domestic financial institutions which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The Fund can increase its income through the investment of such collateral. The Fund continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned security, and receives interest on the amount of the loan. Such loans will be terminable at any time upon specified notice. The Fund might experience risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.

BORROWING MONEY - As a fundamental policy, the Fund is permitted to borrow to the extent permitted under the Investment Company Act. However, the Fund currently intends to borrow money only for temporary or emergency (not leveraging) purposes, in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the Fund's total assets, the Fund will not make any additional investments.

REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements, which involve the acquisition by the Fund of an underlying debt instrument, subject to an obligation of the seller to repurchase, and the Fund to resell, the instrument at a fixed price, usually not more than one week after its purchase. Certain costs may be incurred by the Fund in connection with the sale of securities if the seller does not repurchase them in accordance with the repurchase agreement. In addition, if bankruptcy proceedings are commenced with respect to the seller of the securities, realization on the securities by the Fund may be delayed or limited.

CERTAIN FUNDAMENTAL POLICIES - The Fund may (i) borrow money to the extent permitted under the Investment Company Act of 1940, which currently limits borrowing to no more than 33-1/3% of the value of the Fund's total assets; (ii) invest up to 5% of its total assets in the obligations of any issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to any such limitation and the Fund may invest in securities issued or guaranteed by the U.S. Government, without its regard to any such limitation; and (iii) invest up to 25% of its total assets in the securities of issuers in a single industry, provided that, there shall be no such limitation on investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. This paragraph describes fundamental policies that cannot be changed without approval by the holders of a majority (as defined in the Investment Company Act) of the Fund's outstanding voting shares. See "Investment Objectives and Policies--Investment Restrictions" in the Fund's Statement of Additional Information for additional fundamental policies.


CERTAIN ADDITIONAL NON-FUNDAMENTAL POLICIES - The Fund may (i) purchase securities of any company having less than three years' continuous operation (including operations of any predecessor companies) if such purchase does not cause the value of its investments in all such companies to exceed 5% of the value of its total assets; and (ii) pledge, hypothecate, mortgage or otherwise encumber its assets, but only to secure permitted borrowings. This paragraph describes non-fundamental policies that can be changed by the board of trustees without shareholder approval. See "Investment Objectives and Policies--Investment Restrictions" in the Fund's Statement of Additional Information for additional non- fundamental policies.

RISK FACTORS
INVESTING IN DEBT SECURITIES - Debt obligations with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market prices of debt obligations usually vary depending upon available yields. An increase in interest rates will generally reduce the value of such portfolio investments, and a decline in interest rates will generally increase the value of such portfolio investments. The return on such investments also depends on the continuing ability of the issuers of the debt securities in which the Fund invests to meet their obligations for the payment of interest and principal when due.

MORTGAGE-BACKED SECURITIES - Mortgage-backed securities are often subject to more rapid repayment than their stated maturity dates would indicate as a result of the pass-throughs or prepayments of principal on the underlying loans, which may increase the volatility of such investments relative to similarly rated debt securities. During periods of declining interest rates, prepayment of loans underlying mortgage-backed securities can be expected to accelerate and thus impair the Fund's ability to reinvest the returns of principal at comparable yields. During periods of rising interest rates, reduced prepayment rates may extend the average life of mortgage-backed securities and increase the Fund's exposure to rising interest rates.

OTHER INVESTMENT CONSIDERATIONS - The Fund's net asset value per share is not fixed, and should be expected to fluctuate.

         The Fund invests for long-term growth rather than short-term profits; however, a limited amount of short-term trading can be expected in order to maintain a flexible portfolio strategy. In addition, the possible need to realize cash for redemption of Fund shares may make it necessary to sell securities even though such sales would not otherwise be desirable from an investment standpoint. Consequently, portfolio turnover may vary from year to year, as well as within a year. Higher portfolio turnover rates are likely to result in comparatively greater brokerage commissions than lower turnover rates. Moreover, when extraordinary market conditions prevail, the Advisor's investment strategy may shift rapidly, in which case higher turnover rates can be expected. The amount of portfolio activity will not be a limiting factor when making portfolio decisions. Under normal market conditions, the Fund's portfolio turnover rate generally will be less than 100%. See "Portfolio Transactions" in the Statement of Additional Information.

         Investment decisions for the Fund are made independently from those of any other accounts advised by the Advisor. However, if such other accounts are prepared to invest in, or desire to dispose of, securities of the type in which the Fund invests at the same time as the Fund, available investments or opportunities for sales will be allocated equitably to each. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Fund or the price paid or received by the Fund. The Fund is newly organized and has no operating history.

INVESTING IN FOREIGN SECURITIES - Foreign securities markets generally are not as developed or efficient as those in the United States. Securities of some foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. Similarly, volume and liquidity in most foreign securities markets are less than in the United States and, at times, volatility of price can be greater than in the United States. Settlement of transactions in foreign markets may be delayed or less frequent than in the U.S. The issuers of some foreign securities may be subject to less stringent or different regulations than are U.S. issuers. In addition, there may be less publicly available information about non-U.S. issuers than is available for U.S. issuers, and non-U.S. issuers are not generally subject to uniform accounting and financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers.

         Because stock certificates and other evidences of ownership of such securities usually are held outside the United States, the Fund will be subject to additional risks which include possible adverse political and economic developments, possible seizure or nationalization of foreign deposits and possible adoption of governmental restrictions which might adversely affect the payment of principal, interest and dividends on the foreign securities or might restrict the payment of principal, interest and dividends to investors located outside the country of the issuer, whether as a result of currency blockage or otherwise. Custodial expenses for a portfolio of non- U.S. securities generally are higher than for a portfolio of U.S. securities.

         Since foreign securities often are purchased with and payable in currencies of foreign countries, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. Some currency exchange costs may be incurred when the Fund changes investments from one country to another.

         Furthermore, some of these securities may be subject to brokerage taxes levied by foreign governments, which have the effect of increasing the cost of such investment and reducing the realized gain or increasing the realized loss on such securities at the time of sale. Income received by the Fund from sources within foreign countries may be reduced by withholding or other taxes imposed by such countries. Tax conventions between certain countries and the United States, however, may reduce or eliminate such taxes. All such taxes paid by the Fund will reduce its net income available for distribution to shareholders.

         Although the Fund's focus on investments in stocks of companies with large market capitalizations will to some extent limit the foreign countries in which the issuers of its portfolio securities are located, the Fund may invest in companies organized in any country. Investments in securities issued by the governments of emerging or developing countries, and of companies within those countries, involves greater risks than other foreign investments. Investments in emerging or developing markets involve exposure to economic and legal structures that are generally less diverse and mature (and in some cases the absence of developed legal structures governing private and foreign investments and private property), and to political systems which can be expected to have less stability, than those of more developed countries. The risks of investment in such countries may include matters such as relatively unstable governments, higher degrees of government involvement in the economy, the absence until recently of capital market structures or market-oriented economies, economies based on only a few industries, securities markets which trade only a small number of securities, restrictions on foreign investment and stocks, and significant foreign currency devaluations and fluctuations.

FOREIGN CURRENCY EXCHANGE - Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad.

         The foreign currency market offers less protection against defaults in the forward trading of currencies than is available when trading in currencies occurs on an exchange. Since a forward currency contract is not guaranteed by an exchange or clearinghouse, a default on the contract would deprive the Fund of unrealized profits or force the Fund to cover its commitments for purchase or resale, if any, at the current market price.

RISKS AND RETURNS
         Historically, stocks have shown greater growth than other types of securities. In the short term, however, stock prices may fluctuate widely in response to company, market or economic news. In addition the stock prices of small companies often are more volatile than the stock prices of larger companies. The Fund does not pursue income and is not by itself a balanced investment plan. The Fund will seek to limit risk by selecting companies with experienced management, positive cash flows and sustainable growth prospects and diversifying its holdings, to avoid concentration in any one stock or industry.

         Similarly, the values of the debt securities held by the Fund change as interest rates fluctuate, with longer-term securities fluctuating more widely in response to changes in interest rates than those of shorter-term securities. A decline in interest rates usually produces an increase in the value of debt securities, while an increase in interest rates generally reduces their value. The interest rate on a debt obligation depends on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering, the maturity of the obligation, and economic and other matters affecting the issuer.

         The value of the Fund's investment and the return it generates vary from day to day. Performance depends upon on the Advisor's skill in selecting individual stocks, as well as general market and economic conditions. When you sell your shares, they may be worth more or less than what you paid for them.

                                   MANAGEMENT
THE ADVISOR
         Khan Investment Inc., 714 FM 1960 West Suite 201 Houston, Texas 77090, acts as the Advisor to the Fund. The Advisor is a Texas corporation that was organized to act as the Fund's investment advisor. The advisor is controlled by Sardar A.D. Khan, its President, who has extensive experience managing his own investment portfolio utilizing the techniques used in managing the Fund. Dr. Khan will be primarily responsible for managing the assets of the Fund and for selecting the securities that the Fund will purchase and sell, although he may be assisted by other employees who will provide him with research assistance. The Advisor is newly organized and has no previous experience in managing a registered investment company.

MANAGEMENT FEE - Subject to the direction and control of the Trustees and consistent with the investment objectives and policies of the Fund, the Advisor formulates and implements an investment program for the Fund, including determining which securities should be bought and sold. The Advisor also provides officers for the Fund. For its services, the Advisor receives a fee, accrued daily and paid monthly, at the annual rate of 0.75% of the average daily net assets of the Fund.

OPERATING EXPENSES - The Fund is responsible for paying its operating expenses, including but not limited to management and administrative fees, legal and auditing fees, fees and expenses of its custodian, accounting and shareholder servicing fees, trustees fees, the cost of communicating with shareholders and registration fees. The Advisor has agreed to limit the Fund's operating expenses to 2.00% of its average annual net assets.

BROKERAGE - In placing portfolio transactions, the Advisor uses its best efforts to choose a broker-dealer capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available are considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors.

         In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available and the transaction involves a brokerage commission, consideration may be given to those broker-dealers which furnish or supply research and statistical information to the Advisor that it may lawfully and appropriately use in its investment advisory capacity for the Fund and for other accounts, as well as provide other services in addition to execution services. The Advisor considers such information, which is in addition to, and not in lieu of, the services required to be performed by it under the Advising Agreement, to be useful in varying degrees, but of indeterminable value. The Board of Trustees reviews brokerage allocations, where services other than best price/execution capabilities are a factor, to ensure that the other services provided meet the tests outlined above and produce a benefit to the Fund.

         The Advisor may also consider the sale of the Fund's shares as a factor in the selection of broker-dealers to execute its portfolio transactions.

THE ADMINISTRATOR
         Khan Investment Inc. also acts as the Fund's Administrator, subject to the direction and control of the Trustees. In this capacity, the Administrator is responsible for providing bookkeeping and administrative services to the Fund. For its services, the Administrator receives a fee, accrued daily and paid monthly, at the annual rate of 0.25% of the average daily net assets of the Fund.

SHAREHOLDER SERVICE PLAN
         The Trust has adopted a Shareholder Service Plan under which the Fund may pay to broker-dealers and others an annual fee of up to 0.25% of the Fund's average daily net assets for the provision of support services to their clients who are shareholders of the Fund. Such services include establishing and maintaining accounts and records relating to their clients' investments in shares of the Fund, preparing tax reports, assisting clients in processing account designations and redemption requests, and responding to client inquiries concerning their investments.

THE CUSTODIAN AND TRANSFER AGENT
         Star Bank, located at 425 Walnut Street, M.L. 6118, Cincinnati, Ohio 45201, is the Fund's custodian ("Custodian"). American Data Services, Inc., P.O. Box 5536, Hauppauge, New York 11788, acts as the Fund's transfer agent and dividend disbursing agent.

                                  YOUR ACCOUNT

The Fund provides shareholders with service 5 business days a week, 8 hours a day. To reach the Fund, call 1-888-217-KHAN between 8:30 a.m. and 5:00 p.m. Central Time.

WAYS TO SET UP YOUR ACCOUNT
         You may set up an account with the Fund in one of the following ways:
--------------------------------------------------------------------------------

INDIVIDUAL OR JOINT OWNERSHIP -
FOR YOUR GENERAL INVESTMENT NEEDS
Individual accounts are owned by one person. Joint accounts can have two or more owners.
--------------------------------------------------------------------------------

RETIREMENT -
TO DEFER TAXES ON YOUR RETIREMENT SAVINGS.
         Retirement plans allow individuals to defer taxes on investment income and capital gains. Contributions to these accounts may be tax deductible. Retirement accounts require another application.

         * INDIVIDUAL RETIREMENT ACCOUNTS (IRAS) allow anyone of legal age and under 70-1/2 with earned income to invest up to $2,000 per tax year. If your spouse has (or elects to be treated as having) earned income of less than $250 per year, you can invest up to a total of $2,250 in a "spousal IRA," which is split between you and your spouse so that neither of you has invested more than $2,000.

         * ROLLOVER IRAS retain special tax advantages for certain distributions from employer-sponsored retirement plans.

         * SIMPLIFIED EMPLOYEE PENSION PLANS (SEP-IRAS) allow small business owners or those with self-employment income to make tax-deductible contributions of up to $22,500 per year for themselves and any eligible employees.

         * OTHER RETIREMENT PLANS - The Fund may be included as an investment option in other kinds of retirement plans, including Keogh or corporate profit sharing and money purchase plans, 403(b) plans and 401(k) plans. The Fund does not offer prototypes of these plans.

         An IRA disclosure statement is delivered in advance of opening any IRA account and contains information unique to retirement accounts. It also contains a summary of the custodian fees which may be incurred for set-up and maintenance of an IRA account.
--------------------------------------------------------------------------------
GIFT OR TRANSFER TO A MINOR (UGMA, UTMA)
TO INVEST FOR A MINOR'S EDUCATION OR OTHER FUTURE NEEDS
         These custodial accounts provide a way to give money to a minor. The account application must include the child's social security number.

--------------------------------------------------------------------------------
TRUST OR ESTABLISHED EMPLOYEE BENEFIT OR PROFIT SHARING PLAN
FOR MONEY BEING INVESTED BY A TRUST, EMPLOYEE BENEFIT PLAN, OR PROFIT-SHARING
PLAN

         The trust or plan must be established before an account can be opened. The date of the trust or plan must be included on the new account application.
--------------------------------------------------------------------------------
BUSINESS OR ORGANIZATION
FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS, INSTITUTIONS, OR OTHER GROUPS

         You will need to send a certified corporate resolution (indicating which officers are authorized to act) with your application.

HOW TO BUY SHARES

YOU CAN OPEN A NEW ACCOUNT by mailing in an application with a check for $2,000 or more.

AFTER YOUR ACCOUNT IS OPEN, YOU MAY ADD TO IT BY:

         *mailing a check or money order along with the form at the bottom of your account statement, or a letter;

         *moving money from your bank account by telephone provided you have elected this privilege on your new account application;

         * wiring money from your bank; or

         * making automatic investments.

         The Fund is a NO-LOAD FUND, which means you pay no sales commissions of any kind. The price you pay for shares is the net asset value per share next calculated after your investment is received and accepted. An order is considered received when the application (for a new account) or information identifying the account, and the money are received. See "Shareholder and Account Policies" for information about share price. The Fund does not issue share certificates.

MINIMUM INVESTMENTS
         * To open the account              $ 2,000.00
         * To add to an account             $   250.00
         * Minimum balance                  $ 2,000.00

         Because it is very expensive for the Fund to maintain small accounts (and that cost is borne by all shareholders), the Fund reserves the right to close your account if the value is less than $2,000, unless the decrease in value is solely due to market factors. Before closing a small account, the Fund will notify you and allow you at least 30 days to bring the value of the account up to the minimum.

         The following table summarizes the various ways to buy shares of the Fund, either initially when an account is opened or subsequently:

--------------------------------------------------------------------------------
MAIL
--------------------------------------------------------------------------------

TO OPEN AN ACCOUNT:                            TO ADD TO AN ACCOUNT:

    Complete and sign the new account          Make your check or money order
    application.  Make your check or money     payable to "Khan Funds". Put your
    order payable to "Khan Funds".             account number on your check.

    Mail your application and check to:        Mail your check to:
    Khan Funds                                 Khan Funds
    c/o American Data Services, Inc.           c/o American Data Services, Inc.
    P.O. Box 5536                              P.O. Box 5536
    Hauppauge, New York  11788-0132            Hauppauge, New York  11788-0132

--------------------------------------------------------------------------------
PHONE 1-888-217-KHAN
--------------------------------------------------------------------------------

TO OPEN AN ACCOUNT:                            TO ADD TO AN ACCOUNT:

    You may not open a new account by          If you did not elect the
    phone.                                     telephone transaction option on
                                               your new account application,
    You may establish the telephone            complete the shareholder options
    transaction option when you open an        form to make investments by phone
    account by electing the option on your     for amounts from $250 to $25,000.
    new account application.

--------------------------------------------------------------------------------
WIRE
--------------------------------------------------------------------------------

TO OPEN AN ACCOUNT:                            TO ADD TO AN ACCOUNT:
    Call 1-888-217-KHAN for instructions on    Call 1-888-217-KHAN for
    account by wire.                           instructions on opening and
                                               adding to an account by wire.

--------------------------------------------------------------------------------
AUTOMATIC INVESTMENT PLAN
--------------------------------------------------------------------------------

TO OPEN AN ACCOUNT:                            TO ADD TO AN ACCOUNT:
     Sign up for the Automatic Investment      Sign up for the Automatic
     Plan when you open your account.  The     Investment Plan on the
     minimum initial investment will be        shareholder options form or call
     $2,000.                                   for instructions on how to add to
                                               your existing account.

--------------------------------------------------------------------------------

HOW TO SELL SHARES

     You can arrange to take money out of your account at any time by selling (redeeming) some or all of your shares. Your shares will be sold at the next net asset value per share (share price) calculated after your order is received. The order must include the information specified below. See "Shareholder and Account Policies" for more information about share price.

     To sell shares in a regular (non-IRA) account, you may use any of the methods described here. To sell shares in an IRA account, your request must be made in writing. If you need an IRA distribution form, call us at 1-888-217-KHAN.

SELLING SHARES IN WRITING - Write a "letter of instruction" with:

         * each owner's name and address,

         * your account number,

         * the dollar amount or number of shares to be redeemed, and

         * the signature of each owner as it appears on the account.

Mail your letter to: Khan Funds, c/o American Data Services, Inc., P.O. Box 5536, Hauppauge, New York 11788-0132.

CERTAIN REDEMPTION REQUESTS MUST INCLUDE A SIGNATURE GUARANTEE, designed to protect you and the Fund from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations applies:

         * You wish to redeem more than $25,000 worth of shares;

         * You add/change your name or add/remove an owner on your account;

         * You add/change the beneficiary on your account;

         * The check is being mailed to an address different from the address on your account (record address);

         * The check is being made payable to someone other than the account owner;

         * When you add the telephone redemption option to your existing account; or

         * If you transfer the ownership of your account.

     You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association.
A notary public cannot provide a signature guarantee.

     The following table summarizes the procedures for selling shares that you own:
--------------------------------------------------------------------------------

NOTE: SOME REDEMPTIONS REQUIRE SIGNATURE GUARANTEES.  SEE PAGE 17.

--------------------------------------------------------------------------------
MAIL
--------------------------------------------------------------------------------
                                               SPECIAL REQUIREMENTS

Individual Joint Owners, Sole                  The letter of instruction must be
Proprietorships, UGMA, UTMA                    signed by all persons required to
                                               sign for account transactions
                                               (usually, all owners of the
                                               account) exactly as their names
                                               appear on the account


Trust                                          The letter of instruction must
                                               include the signatures of all
                                               trustees.

--------------------------------------------------------------------------------
PHONE  1-888-217-KHAN
--------------------------------------------------------------------------------
All accounts except IRAs                       You automatically have the
                                               telephone redemption option
                                               (which allows you to redeem at
                                               least $500 and up to $25,000
                                               worth of shares per day by phone)
                                               unless you declined it on your
                                               new account application. ALL
                                               PHONE ORDERS MUST BE FOLLOWED UP
                                               WITH A FAX BY 4:00 P.M. EASTERN
                                               TIME ON THE SAME DAY. If you
                                               declined the telephone redemption
                                               option, call 1-888-217-KHAN for
                                               instructions on how to add it.

--------------------------------------------------------------------------------
WIRE
--------------------------------------------------------------------------------
All accounts except IRAs                       For a $13.00 fee, the Fund will
                                               transmit payment by wire to a
                                               pre-authorized bank account.
                                               Usually, the proceeds will arrive
                                               at your bank the next business
                                               day.

--------------------------------------------------------------------------------
SYSTEMATIC WITHDRAWALS
--------------------------------------------------------------------------------
All accounts except IRAs                       Sign up for systematic
                                               withdrawals (distributions from
                                               your account at regular intervals
                                               in specified dollar amounts of at
                                               least $250) by calling
                                               1-888-217-KHAN for instructions
                                               on how to add this option.

                                               You must have $ 5,000 in your
                                               account before you are eligible
                                               to sign up for this option. If
                                               the amount in your account is not
                                               sufficient to meet a withdrawal,
                                               the remaining amount in the
                                               account will be redeemed.

--------------------------------------------------------------------------------
SHAREHOLDER AND ACCOUNT POLICIES
STATEMENTS AND REPORTS - Statements and reports that the Fund sends to you include:

         * Confirmation statements (after every transaction in your account or change in your account registration);

         * Account statements (quarterly);

         * Annual and semi-annual reports with financial statements; and Year-end tax statements.

We recommend that you keep each quarterly account statement and, especially, each calendar year-end statement with your other important financial papers since you may need to refer to them at a later date for tax purposes. If you need copies of current or preceding year statements, call 1-888-217-KHAN. Copies of statements for earlier years are available and are subject to a $10 processing fee.

SHARE PRICE - The Fund is open for business each day the New York Stock Exchange ("NYSE") is open. The offering price (price to buy one share) and redemption price (price to sell one share) is the Fund's net asset value per share calculated at the next Closing Time after receipt of your purchase or redemption order. Closing Time is the time of the close of regular session trading on the NYSE, which is usually 3:00 p.m. Central time, but is sometimes earlier.

         The Fund's net asset value per share is the value of a single share, and is computed each day the Fund is open for business as of 3:00 p.m. Central time, by adding up the value of the Fund's investments, cash, and other assets, subtracting its liabilities, and then dividing the result by the number of shares outstanding.

         Fund securities and assets are valued primarily on the basis of market quotations from the primary market in which they are traded or, if quotations are not readily available, by a method that the board of trustees believes accurately reflects a fair value. Values of foreign securities are translated from the local currency into U.S. dollars using current exchange rates.

PURCHASES -

         * All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks

         * The Fund does not accept cash, credit cards or third-party checks.

         *If your check or telephone purchase order does not clear, your purchase will be canceled and you will be liable for any losses or fees the Fund or its transfer agent incurs.

         * Your ability to make automatic investments and telephone purchases may be immediately terminated if any item is unpaid by your financial institution.

         * The Fund reserves the right to reject any purchase order.

REDEMPTIONS -

         *Normally, redemption proceeds will be mailed within seven days after receipt of the request for redemption.

         * The Fund may withhold payment on redemptions recently purchased by check until it is reasonably satisfied that the check has cleared, which can take up to fifteen days.

         *If you make a telephone redemption, the Fund will send payment for your redemption in one of three ways: (i) by mail; (ii) by Electronic Fund Transfer (EFT) to a preauthorized bank account; or (iii) to your bank account by wire transfer. The cost of the wire (currently $13.00) will be deducted from the payment. Your bank also may impose a fee for the incoming wire. Payment by EFT will usually arrive at your bank within two banking days after your call. Payment by wire is usually credited to your bank account on the next business day after your call.

         *Redemptions may be suspended or payment dates postponed on days when the NYSE is closed (other than customary closings on weekends or holidays), when trading on the NYSE is restricted, during an emergency when it may not be reasonably practicable for the Fund to dispose of the securities it owns or for the Fund's trustees to determine the fair value of the net assets of the Fund, or as permitted by the SEC.

         If the Fund sends you a check (paying for a redemption, systematic withdrawal payment, or a dividend or capital gain distribution you elected to receive in cash) and the check is returned "undeliverable" or remains uncashed for six months, the check will be canceled and the proceeds will be reinvested in the Fund at the net asset value per share on the date of cancellation. In addition, after that six-month period, your systematic withdrawal payments will be canceled and future withdrawals will be allowed only when requested, or your cash election will automatically be changed and future dividends and distributions will be reinvested in your account.

ACCOUNT REGISTRATION - Address changes for your account may be made by writing us a letter or by calling us at 1-888-217-KHAN. The Fund will send a written confirmation of the change to both your old and new addresses. No telephone redemptions may be made for 60 days after a change of address by phone. During those 60 days, a signature guarantee will be required for any written redemption request, unless your change of address was made in writing with a signature guarantee.

TELEPHONE TRANSACTIONS - You may initiate many transactions, including purchases and redemptions, by telephone. The Fund will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable procedures designed to verify the identity of the caller. Those procedures may include recording the call, requesting additional information, and faxing written confirmation of telephone transactions. If the Fund fails to follow such reasonable procedures, the Fund may be responsible for resulting losses.

         You should verify the accuracy of telephone transactions immediately upon receipt of your confirmation statement. If you are unable to reach the Fund by phone (for example, during periods of unusual market activity), consider placing your order by mail.

                       DIVIDENDS, CAPITAL GAINS, AND TAXES

     The Fund intends to distribute substantially all of its net income and capital gains to shareholders at least annually.

UNDERSTANDING DISTRIBUTIONS
     As a shareholder, you are entitled to your share of the Fund's net income and any gains realized on this disposition of its investments.

     The Fund's income from dividends and interest, and any net realized short-term gain, are paid to you as dividends. The Fund realizes long-term capital gains whenever it sells securities held for more than one year for a higher price than it paid for them. Net realized long-term gains are paid to you as capital gain distributions.

DISTRIBUTION OPTIONS
     When you open an account, specify on your new account application how you want to receive your distributions. If you later want to change your distribution option, you may do so by a written request.
The Fund offers three distribution options:

     *REINVESTMENT OPTION. Your dividends and capital gain distributions will be automatically reinvested in additional shares of the Fund. If you do not indicate a choice on your new account application, your distributions will be reinvested automatically.

     *INCOME-ONLY OPTION. Your capital gain distributions will be automatically reinvested, but you will be sent a check for each dividend.

     *CASH OPTION.  You will be sent a check for all distributions.

FOR IRA ACCOUNTS, all distributions are automatically reinvested because payment of distributions in cash would be a taxable distribution from your IRA, and might be subject to income tax and penalties if you are under 59-1/2 years old. If you are 59-1/2 or older, you may request payment of distributions in cash, which might be subject to income tax.

     When you reinvest any distributions, the reinvestment price is the Fund's net asset value per share at the close of business on the reinvestment date. The mailing of distribution checks will usually begin on the payment date, which is usually one week after the ex-dividend date.

TAXES
     As with any investment, you should consider how the return on your investment in the Fund will be taxed. If your account is a tax deferred account (for example, an IRA or an employee benefit plan account), the following tax discussion does not apply. If your account is not a tax-deferred account, however, you should be aware of the following tax rules:

TAXES ON DISTRIBUTIONS - Distributions are subject to federal income tax, and also may be subject to state or local taxes. If you live outside the United States, your distributions also could be taxed by the country in which you reside.

     Your distributions are taxable when they are paid, whether you take them in cash or reinvest them in additional shares. However, distributions declared in October, November or December and paid in January are taxable as if they were received by you on December 31.

     For federal tax purposes, the Fund's income and short-term capital gain distributions are taxed as dividends; long-term capital gain distributions are taxed as long-term capital gains. At the end of the year, the Fund will send you and the IRS a statement, called a Form 1099, showing the amount of each taxable distribution you received in the previous calendar year.

TAXES ON TRANSACTIONS - When you redeem shares you will recognize a capital gain or loss if there is a difference between the price of your shares at the time you bought them (cost) and the price of your shares when you sell them.

     Whenever you sell shares of the Fund, you will receive a confirmation statement showing how many shares you sold and at what price. You also will receive a year-end statement every January. This will allow you or your tax preparer to determine whether a redemption resulted in a capital gain or loss and the tax consequences of that gain or loss. However, be sure to keep your regular account statements; the information they contain will be essential in verifying the amount of your capital gains or losses.

ADDITIONAL INFORMATION - When you sign your account application, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you fail to comply with applicable IRS regulations, including the certification procedures described above, the IRS can require the Fund to withhold 31% of your taxable distributions and redemptions.

     Additional information about taxes is set forth in the Statement of Additional Information. Shareholders should consult their own advisers concerning federal, state and local taxation of distributions from the Fund.

                             PERFORMANCE INFORMATION

     From time to time, the Fund may publish its total return in advertisements and communications to investors. Total return information will include the Fund's average annual compounded rate of return over the four most recent calendar quarters and, where applicable, over the most recent 5-year and 10-year periods or over the period from the Fund's inception of operations (if shorter). The Fund may also aggregate and advertise total return information over different periods of time. The Fund's return will be based upon the value of the shares acquired through a hypothetical $1,000 investment at the beginning of the specified period and the net asset value of such shares at the end of the period, assuming reinvestment of all distributions. Investors should note that performance results of the Fund will fluctuate over time, and that presentation of the Fund's total return for any prior period should not be considered as a representation of what an investor's total return may be in any future period.

     In addition to standardized return information as required by the SEC, performance advertisements and sale literature may also include other total return performance data ("non-standardized return"). Nonstandardized return may be quoted for the same or different periods as those for which standardized return is quoted and may consist of aggregate or average annual percentage rates of return, actual year by year rates, or any combination thereof. All data included in performance advertisements will reflect past performance and will not necessarily be indicative of future results. The Fund may also advertise relative rankings by mutual fund ranking services, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The investment return and principal value of an investment in the Fund will fluctuate over time. Consequently, an investor's proceeds upon redeeming Fund shares may be more or less than this original cost of the shares.

                               GENERAL INFORMATION

     The Fund was organized as a Delaware business trust on September 17, 1996. The trustees have authority to issue an unlimited number of shares of beneficial interest of separate series.

     The Fund does not hold annual shareholder meetings. There normally will be no meetings of shareholders to elect trustees unless fewer than a majority of the trustees holding office have been elected by shareholders. Shareholders of record holding at least two-thirds of the outstanding shares of the Fund may remove a trustee by votes cast in person or by proxy at a meeting called for that purpose. The trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any trustee when so requested in writing by the shareholders of record owning at least 10% of the Fund's outstanding shares. Each share of the Fund has equal voting rights. Each share of the Fund is entitled to participate equally in dividends and distributions and the proceeds of any liquidation.

     This Prospectus is part of a Registration Statement that has been filed with the Securities and Exchange Commission in Washington, D.C. under the Securities Act of 1933 and the Investment Company Act of 1940.

     No person has been authorized to give any information or to make any representations in connection with the offer of Fund shares, other than as contained in this Prospectus and the Fund's official sales literature. Therefore, other information and representations must not be relied upon as having been authorized by the Trust. This Prospectus does not constitute an offer in any State in which, or to any person by whom, such offering may not lawfully be made.

--------------------------------------------------------------------------------
INVESTMENT ADVISOR
KHAN FUNDS
Khan Investment Inc.
714 FM 1960 West, Suite 201
Khan Growth Fund
Houston Texas 77090                                    KHAN FUNDS
                                                    Khan Growth Fund
CUSTODIAN
Star Bank
425 Walnut Street M.L. 6118
Cincinnati, OH 45202
                                                       PROSPECTUS
TRANSFER AGENT
American Data Services, Inc.
P.O. Box 5536
Hauppauge, New York  11788-0132

AUDITORS
KPMG Peat Marwick L.L.P.
700 Louisiana Street
Houston TX 77002
--------------------------------------------------------------------------------

                                   KHAN FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                                KHAN GROWTH FUND

                                  JULY 1,1997

This Statement of Additional Information is not a prospectus, but contains information in addition to and more detailed than that set forth in the Prospectus for the Khan Growth Fund series (the "Fund") of Khan Funds (the "Trust"), and it should be read in conjunction with the Prospectus. Khan Investment Inc. (the "Advisor") is the Advisor to the Fund. A copy of the Prospectus may be obtained without charge by writing the Fund c/o American Data Services, Inc., P.O. Box 5536, Hauppauge, New York 11788-0132, or by calling 1-888-217-KHAN.


         TABLE OF CONTENTS                                 PAGE
                                                           ----
         Investment Objectives and Policies............... B-2
           Investment Restrictions........................ B-2
           Securities and Investment Techniques........... B-3
         Management....................................... B-9
           Trustees and Officers.......................... B-9
           Advisory Agreement............................. B-11
           Administration Agreement....................... B-12
         Portfolio Transactions and Brokerage............. B-13
         Net Asset Value.................................. B-14
         Redemptions...................................... B-14
         Taxation......................................... B-15
         Dividends and Distributions...................... B-16
         Performance Information.......................... B-16
         Financial Statements............................. B-17
         General Information.............................. B-17

                       INVESTMENT OBJECTIVES AND POLICIES

     The Fund is a mutual fund whose investment objective is long-term capital appreciation consistent with the preservation of capital. The Fund seeks to achieve its objective by investing principally in equity securities of large capitalization issuers. Current income is a secondary objective of the Fund. There can be no assurance that the investment objectives of the Fund will be achieved.

INVESTMENT RESTRICTIONS
     The Fund has adopted the following investment policies and restrictions in addition to the policies and restrictions discussed in the Prospectus.

FUNDAMENTAL POLICIES - The fundamental policies and restrictions listed below cannot be changed without approval by the holders of a "majority of the outstanding voting securities" of the Fund (which is defined in the Investment Company Act of 1940 (the "Investment Company Act") to mean the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares. As a matter of fundamental policy, the Fund is diversified: i.e., at least 75% of the value of its total assets is represented by cash and cash items (including receivables), U.S. Government securities, securities of other investment companies, and other securities limited for the purposes of this calculation in respect of any one issuer to an amount not greater than 5% of the value of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer.

     In addition, the Fund may not:

     1. Issue senior securities, borrow money, or pledge its assets, except that the Fund may borrow on an unsecured basis from banks for temporary or emergency purposes or for the clearance of Fund transactions in amounts not exceeding 10% of its total assets (not including the amount borrowed), provided that it will not make investments while borrowings in excess of 5% of the value of its total assets are outstanding;

     2. Make short sales of securities or maintain a short position, except for short sales against the box;

     3. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of Fund transactions;

     4. Act as underwriter of securities, except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio;

     5. Invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in any one industry (other than U.S. Government securities), except that the Fund reserves the right to invest all of its assets in shares of another investment company;

     6. Purchase or sell real estate or interests in real estate or real estate partnerships (although the Fund may purchase and sell securities which are secured by real estate, securities of companies which invest or deal in real estate, and securities issued by real estate investment trusts);

     7. Purchase or sell commodities or commodity futures contracts, except that the Fund may purchase and sell stock index futures contracts as described in the Prospectus and in this Statement of Additional Information and to this extent permitted under applicable federal and state laws and regulations;

     8. Make loans, except for the purchase of debt securities consistent with the investment objectives and policies of the Fund and except for repurchase agreements;

     9. Make investments for the purpose of exercising control or management;

     10. Invest in oil and gas limited partnerships or oil, gas or mineral leases.

OPERATING POLICIES - The Fund observes the following restrictions as a matter of operating, but not fundamental, policy, which can be changed by the Board of Trustees without shareholder approval.

     The Fund may not:

     1. Purchase any security if as a result the Fund would then hold more than 10% of any class of voting securities of an issuer (taking all common stock issues as a single class, all preferred stock issues as a single class, and all debt issues as a single class).

     2. Invest more than 10% of its assets in real estate investment trusts;

     3. Invest in illiquid securities.

     4. Invest in any security if, as a result, the Fund would have more than 5% of its total assets invested in securities of companies which, together with any predecessor company, have been in continuous operation for fewer than three years ("unseasoned securities");

     5. Purchase more than 3% of any other investment company's voting securities or make any other investment in other investment companies except as permitted by federal and state law.

SECURITIES AND INVESTMENT TECHNIQUES

MONEY MARKET INSTRUMENTS - Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer; these instruments reflect the obligation both of the bank and of the drawer to pay the full amount of the instrument upon maturity.

U.S. GOVERNMENT SECURITIES - Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Government. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan banks, by the right of the issuer to borrow from the U.S. Treasury; others, such as those issued by the Federal National Mortgage Association, by the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others, such as those issued by the Student Loan Marketing Association, only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. Principal and interest may fluctuate based on generally recognized reference rates or the relationship of rates. While the U.S. Government provides financial support to such U.S. Government-sponsored agencies and instrumentalities, no assurance can be given that it will always do so since it is not so obligated by law. The Fund will invest in such securities only when it is satisfied that the credit risk with respect to the issuer is minimal.

ZERO COUPON SECURITIES - The Fund may invest in zero coupon securities issued by the U.S. Treasury on up to 5% of its net assets. Zero coupon Treasury securities are U.S. Treasury notes and bonds which have been stripped of their unmatured interest coupons and receipts, or certificates representing interests in such stripped debt obligations or coupons. Because a zero coupon security pays no interest to its holder during its life or for a substantial period of time, it usually trades at a deep discount from its face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities which make current distributions of interest.

VARIABLE AND FLOATING RATE INSTRUMENTS - The Fund may acquire variable and floating rate instruments. Such instruments are frequently not rated by credit rating agencies; however, unrated variable and floating rate instruments purchased by the Fund will be determined by the Advisor under guidelines established by the Board of Trustees to be of comparable quality at the time of the purchase and rated instruments eligible for purchase by the Fund. In making such determinations, the Advisor will consider the earning power, cash flow and other liquidity ratios of the issuers of such instruments (such issuers include financial, merchandising, bank holding and other companies) and will monitor their financial condition. An active secondary market may not exist with respect to particular variable or floating rate instruments purchased by the Fund. The absence of such an active secondary market could make it difficult for the Fund to dispose of the variable or floating rate instrument involved if the issuer of the instrument defaults on its payment obligation or during periods in which the Fund is not entitled to exercise its demand rights, and the Fund could, for these or other reasons, suffer a loss to the extent of the default. Variable and floating rate instruments may be secured by bank letters of credit.

MORTGAGE PASS-THROUGH SECURITIES - Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by the Government National Mortgage Association) are described as "modified pass-throughs." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

     The principal governmental guarantor of U.S. mortgage-related securities is the Government National Mortgage Association ("GNMA"). GNMA is a wholly owned United States Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the United States Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Agency or guaranteed by the Veterans Administration.

     Government-related guarantors include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA is a government-sponsored corporation owned entirely by private stockholders and subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional residential mortgages not insured or guaranteed by any government agency from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. FHLMC is a government-sponsored corporation created to increase the availability of mortgage credit for residential housing and owned entirely by private stockholders. FHLMC issues participation certificates which represent interests in conventional mortgages from FHLMC's national portfolio. Pass-through securities issued by FNMA and participation certificates issued by FHLMC are guaranteed as to timely payment of principal and interest by FNMA and FHLMC, respectively, but are not backed by the full faith and credit of the United States Government.

     Although the underlying mortgage loans in a pool may have maturities of up to 30 years, the actual average life of the pool certificates typically will be substantially less because the mortgages will be subject to normal principal amortization and may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the pool certificates. Conversely, when interest rates are rising, the rate of prepayments tends to decrease, thereby lengthening the actual average life of the certificates. Accordingly, it is not possible to predict accurately the average life of a particular pool.

REPURCHASE AGREEMENTS - Repurchase agreements are transactions in which the Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased security. The purchaser maintains custody of the underlying securities prior to their repurchase; thus, the obligation of the bank or dealer to pay the repurchase price on the date agreed to is, in effect, secured by such underlying securities. If the value of such securities is less than the repurchase price, the other party to the agreement will provide additional collateral so that at all times the collateral is at least equal to the repurchase price.

     Although repurchase agreements carry certain risks not associated with direct investments in securities, the Fund intends to enter into repurchase agreements only with banks and dealers believed by the Advisor to present minimum credit risk in accordance with guidelines established by the Board of Trustees. The Advisor will review and monitor the creditworthiness of such institutions under the Board's general supervision. To the extent that the proceeds from any sale of collateral upon a default in the obligation to repurchase were less than the repurchase price, the purchaser would suffer a loss. If the other party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there might be restrictions on the purchaser's ability to sell the collateral and the purchaser could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Fund intends to comply with provisions under such Code that would allow it immediately to resell the collateral.

WHEN-ISSUED SECURITIES - The Fund may from time to time purchase securities on a "when-issued" basis. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. To the extent that assets of the Fund are held in cash pending the settlement of a purchase of securities, the Fund would earn no income. While when-issued securities may be sold prior to the settlement date, the Fund intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of when-issued securities may be more or less than the purchase price. The Advisor does not believe that a Fund's net asset value or income will be adversely affected by the purchase of securities on a when-issued basis. The Fund will establish a segregated account with Star Bank, the Fund's custodian (the "Custodian"), in which it will maintain cash or liquid assets such as U.S. Government securities or other high-grade debt obligations equal in value to commitments for when-issued securities. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date.

RULE 144A SECURITIES - As noted in the Prospectus, the Fund may not invest in securities that at the time of purchase have legal or contractual restrictions on resale, are otherwise illiquid or do not have readily available market quotations. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, securities which are otherwise not readily marketable such as over-the-counter, (dealer traded) options, and repurchase agreements having a maturity of more than seven days. Mutual funds do not typically hold a significant amount of restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities; the Fund might not be able to dispose of such securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions. The Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. If such securities are subject to purchase by institutional buyers in accord with Rule 144A promulgated by the Securities and Exchange Commission, the Advisor, pursuant to guidelines adopted by the Board of Trustees, may determine that such securities, up to a limit of 5% of a Fund's total net assets, are not illiquid notwithstanding their legal or contractual restrictions on resale.

PUT AND CALL OPTIONS - As described in the Prospectus, the Fund may buy and sell put and call options.

PURCHASING OPTIONS. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed "strike" price. In return for this right, the Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts.

This Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the Fund will lose the entire premium it paid. If the Fund exercises the option, it completes the sale of the underlying instrument at the strike price. The Fund may also terminate a put option position by closing it out in the secondary market at its current price (i.e., by selling an option of the same series as the option purchased), if a liquid secondary market exists.

     The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put option buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

     The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call option buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if the underlying prices do not rise sufficiently to offset the cost of the option.

WRITING OPTIONS. When the Fund writes a call option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Fund assumes the obligation to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The Fund may seek to terminate its position in a call option it writes before exercise by closing out the option in the secondary market at its current price (i.e., by buying an option of the same series as the option written). If the secondary market is not liquid for a call option the Fund has written, however, the Fund must continue to be prepared to deliver the underlying instrument in return for the strike price while the option is outstanding, regardless of price changes, and must continue to segregate assets to cover its position. The Fund will establish a segregated account with the Custodian in which it will maintain the security underlying the option written, or securities convertible into that security, or cash or liquid assets such as U.S. Government securities or other high-grade debt obligations, equal in value to commitments for options written.

     Writing a call generally is a profitable strategy if the price of the underlying security remains the same or falls. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in the underlying price increases.

COMBINED POSITIONS. The Fund may purchase and write options in combination with each other to adjust the risk and return characteristics of its overall position. For example, the Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

CORRELATION OF PRICE CHANGES. Because there are a limited number of types of exchange-traded options contracts, it is likely that the standardized contracts available will not match the Fund's current or anticipated investments exactly. The Fund may invest in options contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests.

     Options prices also can diverge from the prices of their underlying instruments, even if the underlying instruments match the Fund's investments well. Options prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect the security prices the same way. Imperfect correlation also may result from: differing levels of demand in the options markets and the securities markets, structural differences in how options are traded, or imposition of daily price fluctuation limits or trading halts. The Fund may purchase or sell options with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the Fund's options positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

LIQUIDITY OF OPTIONS. There is no assurance a liquid secondary market will exist for any particular options contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for the Fund to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require the Fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the Fund's access to other assets held to cover its options positions also could be impaired.

STOCK INDEX OPTIONS. The distinctive characteristics of options on stock indices create certain risks that are not present with stock options. Generally, because the value of an index option depends on movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss on an options transaction depends on movements in the level of stock prices generally rather than movements in the price of a particular stock. Accordingly, successful use of options on a stock index will be subject to the Advisor's ability to predict correctly movements in the direction of the stock market generally. Index prices may be distorted if trading in certain stocks included in the index is interrupted. Trading of index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the index. If this were to occur, the Fund would not be able to close out positions it holds. It is the policy of the Fund to engage in options transactions only with respect to an index which the Advisor believes includes a sufficient number of stocks to minimize the likelihood of a trading halt in the index.

FUTURES CONTRACTS - The Fund may buy and sell stock index futures contracts. Such a futures contract is an agreement between two parties to buy and sell an index of securities of companies included therein for a set price on a future date. Futures contracts are traded on designated "contract markets" which, through their clearing corporations, guarantee performance of the contracts. A stock index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date, a final cash settlement occurs. Changes in the market value of a particular stock index futures contract reflect changes in the specified index of equity securities on which the future is based.

     No price is paid or received by the Fund upon the purchase or sale of a futures contract. When it enters into a futures contract, the Fund will be required to deposit in a segregated account with its Custodian an amount of cash or U.S. Treasury bills equal to approximately 5% of the contract amount. This amount is known as initial margin. The nature of initial margin in futures transactions is different from that of margin in securities transactions. Futures contract margin does not involve the borrowing of funds by the customer to finance the transaction. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments (called variation margin) to and from the broker will be made on a daily basis as the price of the underlying index fluctuates, to reflect movements in the price of the contract making the long and short positions in the futures contract more or less valuable. For example, when the Fund has purchased an index futures contract and the price of the underlying index has risen, that position will have increased in value and the Fund will receive from the broker a variation margin payment equal to that increase in value. Conversely, when the Fund has purchased an index futures contract and the price of the underlying index has declined, the position will be less valuable and the Fund will be required to make a variation margin payment to the broker.

     At any time prior to expiration of a futures contract, the Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is made on closing the position. Additional cash is paid by or released to the Fund, which realizes a loss or gain.

     The Fund will engage in futures transactions only as a hedge against the risk of unexpected changes in the values of securities held or intended to be held by the Fund. As a general rule, the Fund will not purchase or sell futures, if immediately thereafter, more than 25% of its net assets would be hedged. In addition, the Fund will not purchase or sell futures or related options if, immediately thereafter, the sum of the amount of initial margin deposits on the Fund's existing futures positions and premiums paid for such options would exceed 5% of the market value of the Fund's net assets.

RISKS OF FUTURES CONTRACTS. There are several risks related to the use of futures contracts. In the event of an imperfect correlation between the index and the portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss. The loss from investing in futures transactions is potentially unlimited. Further, unanticipated changes in stock price movements may result in a poorer overall performance for the Fund than if it had not entered into any futures on stock indexes.

     In addition, the market prices of futures contracts may be affected by certain factors. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the securities and futures markets. Second, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions.

     Finally, positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. There is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time.

SHORT SALES - If the Fund makes a short sale "against the box," the Fund would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. To secure its obligation to deliver securities sold short, the Fund will deposit in escrow in a separate account with the Custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. The Fund can close out its short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by the Fund.

     The Fund's decision to make a short sale "against the box" may be a technique to hedge against market risks when the Investment Adviser believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security. In such case, any future losses in the Fund's long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Fund owns, either directly or indirectly.

     The extent to which the Fund may enter into short sales transactions may be limited by the Internal Revenue Code requirements for qualification of the Fund as a regulated investment company.

                                   MANAGEMENT

     The overall management of the business and affairs of the Trust is vested with its Board of Trustees. The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including its agreements with the Advisor, Administrator, Custodian and Transfer Agent. The day to day operations of the Trust are delegated to its officers, subject to the Fund's investment objectives and policies and to general supervision by the Board of Trustees.

TRUSTEES AND OFFICERS

     The trustees and officers of the Trust, and their business addresses and principal occupations during the past five years are:

 Sardar A. D. Khan*
     714 FM 1960 West Suite 201, Houston Texas 77090       Trustee and President
     Physician; President, Caring Physicians Network Inc.
     Age 54

     Shahwar D. Khan*
     14022 Champions Hamlet Ct., Houston Texas 77069       Trustee, Chief
     Treasurer, Khan Investment Inc.                       Financial Officer
     Age 47                                                and Secretary

     Shehzad D. Khan*
     14022 Champions Hamlet Ct., Houston, Texas 77069      Trustee
     Trainee Broker, Olde Discount Corporation
     Age 23

     Mushtaq R. Malik
     6622 Gentle Bend, Houston, Texas 77069                Trustee
     Senior Principal Engineer, Stone & Webster
     Engineering Corp.
     Age 55

     Charles E. Moore
     2504 Sand Shore Drive, Conroe, Texas 77304            Trustee
     General Sales Manager, Landmark Chevrolet
     Age 60

--------------------------------------------------------------------------------
     *Denotes "interested person" of the Trust as defined in the Investment Company Act. Sardar A. D. Khan and Shahwar D. Kahn are married, and Shehzad D. Khan is their son.

     The Trust will pay a fee of $200 per meeting to the Trustees who are not "interested persons" of the Fund, as that term is defined in the Investment Company Act. These Trustees also receive a fee of $200 for any committee meetings held on dates other than scheduled Board meeting dates, and are reimbursed for any expenses incurred in attending Board or committee meetings.

The following table sets forth the estimated aggregate compensation which will be paid by the Trust for its first year of operation to the Trustees who are not affiliated with the Advisor. There are no other funds in the "Trust complex" (as defined in Schedule 14A under the Securities Act of 1934).

                                            Pension or
                                            Retirement               Total
                       Aggregate         Benefits Accrued          Estimated              Compensation
                     Compensation        as Part of Trust       Annual Benefits          from Trust Paid
Name                  from Trust              Expenses          Upon Retirement            to Trustee

Mushtaq R. Malik         $ 800                 None                   N/A                     $ 800

Charles E. Moore         $ 800                 None                   N/A                     $ 800


ADVISORY AGREEMENT

     Subject to the supervision of the Board of Trustees, investment management and services are provided to the Fund by the Advisor, pursuant to an Investment Advisory Agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Advisor provides a continuous investment program for the Fund and makes decisions and places orders to buy, sell or hold particular securities. In addition to the fees payable to the Advisor and the Administrator, the Fund is responsible for its operating expenses, including: (i) interest and taxes; (ii) brokerage commissions; (iii) insurance premiums; (iv) compensation and expenses of Trustees other than those affiliated with the Advisor or the Administrator;
(v) legal and audit expenses; (vi) fees and expenses of the Custodian and any shareholder service and transfer agents; (vii) fees and expenses for registration or qualification of the Fund and its shares under federal and state securities laws; (viii) expenses of preparing, printing and mailing reports and notices and proxy materials to shareholders; (ix) other expenses incidental to holding any shareholder meetings; (x) dues or assessments of or contributions to the Investment Company Institute or any successor; (xi) such non-recurring expenses as may arise, including litigation affecting the Fund and the legal obligations with respect to which the Fund may have to indemnify the Trust's officers and trustees; and (xii) amortization of organization costs.

     Under the Advisory Agreement, the Advisor and its officers, directors, agents, employees, controlling persons, shareholders and other affiliates will not be liable to the Fund for any error of judgment by the Advisor or any loss sustained by the Fund, except in the case of a breach of fiduciary duty with respect to the receipt of compensation for services, (in which case any award of damages will be limited as provided in the Investment Company Act) or of willful misfeasance, bad faith, gross negligence or reckless disregard of duty. In addition, the Fund will indemnify the Advisor and such other persons from any such liability to the extent permitted by applicable law.

     The Advisory Agreement with respect to the Fund will remain in effect for two years from its execution. Thereafter, if not terminated, it will continue automatically for successive annual periods, provided that such continuance is specifically approved at least annually (i) by a majority vote of the Trustees who are not parties to the Agreement or "interested persons" of the Fund as defined in the Investment Company Act, cast in person at a meeting called for the purpose of voting on such approval, or (ii) by vote of a majority of the outstanding voting securities of the Fund.

     The Advisory Agreement is terminable by vote of the Board of Trustees or by the holders of a majority of the outstanding voting securities of the Fund at any time without penalty, on 60 days written notice to the Advisor. The Advisory Agreement also may be terminated by the Advisor on 60 days written notice to the Fund. The Advisory Agreement terminates automatically upon its assignment (as defined in the Investment Company Act).

     Personnel of the Advisor may invest in securities for their own accounts pursuant to a Code of Ethics that sets forth all employees' fiduciary responsibilities regarding the Fund, establishes procedures for personal investing, and restricts certain transactions. For example, all personal trades in most securities require pre-clearance, and preparation in initial public offerings is prohibited. In addition, restrictions on the timing of personal investing in relation to trades by the Fund and on short-term trading having been adopted.

ADMINISTRATION AGREEMENT

     Khan Investment Inc. serves as administrator for the Funds ("Administrator"), subject to the overall supervision of the Trustees, pursuant to an Administration Agreement executed between the Fund and the Administrator. Under the terms of the Administration Agreement, the Administrator is responsible for providing such services as the Trustees may reasonably request, including but not limited to (i) maintaining the Fund's books and records (other than financial or accounting books and records maintained by any custodian, transfer agent or accounting services agent); (ii) overseeing the Fund's insurance relationships; (iii) preparing for the Fund (or assisting counsel and/or auditors in the preparation of) all required tax returns, proxy statements and reports to the Fund's shareholders and trustees and reports to and other filings with the Securities and Exchange Commission and any other governmental agency; (iv) preparing such applications and reports as may be necessary to register or maintain the Fund's registration and/or the registration of the shares of the Fund under the blue sky laws of the various states; (v) responding to all inquiries or other communications of shareholders;
(vi) overseeing all relationships between the Fund's other service providers, such as the Fund's Custodian; and (vii) authorizing and directing any of the Administrator's directors, officers and employees who may be elected as trustees or officers of the Trust to serve in the capacities in which they are elected.

     Under the terms of the Administration Agreement, the Fund will pay the Administrator an annual fee, payable monthly, equal to 0.25% of the average daily net assets of the Fund.

FUND ACCOUNTING SERVICE AGREEMENT

     American Data Services, Inc. ("ADS") provides fund accounting services to the Fund puyrsuatn to a Fund Accounting Service Agreement with the Fund. Under the Accounting Service Agreement, ADS calculates the Fund's daily net asset value, maintains the Fund's accounting books and records, and provides information used in preparing tax returns, proxy statements and reports to the Fund's shareholders and trustees, and reports to the Securities and Exchange Commission and other governmental agencies. ADS' fees range from $1,200 to $2,000 per month, depending on the level of the Fund's assets, plus reimbursement of ADS' expenses.

SHAREHOLDER SERVICE PLAN

     Pursuant to the Shareholder Service Plan, the Fund will pay for expenses incurred in connection with non-distribution shareholder services provided by securities broker-dealers, retirement plan sponsors and administrators, and other securities professionals ("Service Organizations") with respect to shares of the Fund, and to the beneficial owners of such shares, for the provision of support services to their clients who are beneficial owners of shares ("Clients").

     Support services provided pursuant to the Shareholder Service Plan include
(a) establishing and maintaining accounts and records relating to Clients who invest in shares; (b) aggregating and processing purchase, exchange and redemption requests for shares from Clients and placing net purchase and redemption orders with respect to such shares; (c) investing, or causing to be invested, the assets of Clients' accounts in shares pursuant to specific or pre-authorized instructions; (d) processing dividend and distribution payments from the Fund on behalf of Clients; (e) providing information periodically to Clients showing their positions in shares; (f) arranging for bank wires; (g) responding to Client inquiries relating to the services performed by Service Organizations; (h) providing sub-accounting services with respect to shares beneficially owned by Clients or the information to the Trust necessary for sub-accounting services; (i) preparing any necessary tax reports or forms on behalf of Clients; (j) if required by law, forwarding shareholder communications from the Fund to Clients; and (k) assisting Clients in changing dividend options, account designations and addresses.

The Shareholder Service Plan continues in effect from year to year, provided that each such continuance is approved at least annually, by a vote of the Board of Trustees, including a majority of the Trustees who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such continuance. The Plan may be amended at any time by the Board of Trustees, provided that any material amendments of the terms of the Plan will become effective only upon the approval by a majority of the Board and a majority of the Independent Trustees pursuant to a vote cast in person at a meeting called for the purpose of voting on the Plan.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     In all purchases and sales of securities for the Fund, the primary consideration is to obtain the most favorable price and execution available. Pursuant to the Advisory Agreement, the Advisor determines which securities are to be purchased and sold by the Fund and which broker-dealers are eligible to execute portfolio transactions, subject to the instructions of and review by the Trust's Board of Trustees.

     Purchases of portfolio securities may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions are effected through dealers (including banks) which specialize in the types of securities which the Fund will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principals for their own accounts. Purchases from underwriters include a commission paid by the issuer to the underwriter and purchases from dealers include the spread between the bid and the asked price.

     Investment decisions for the Fund are made independently from those of other client accounts of the Advisor. Nevertheless, it is possible that at times the same securities will be acceptable for the Fund and for one or more of such other client accounts. To the extent any of these client accounts and the Fund seek to acquire the same security at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, to the extent any such client accounts and the Fund seek to sell the same security at the same time, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security as would otherwise be the case. If one or more of such client accounts simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day's transactions in such security will be allocated between the Fund and all such client accounts in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts, the amount being purchased or sold and other factors deemed relevant by the Advisor. In some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned. In other cases, however, the Advisor believes that the ability of the Fund to participate in volume transactions may produce better executions for the Fund.

     The Fund does not effect securities transactions through broker-dealers in accordance with any formula, nor does it effect securities transactions through such broker-dealers solely for selling shares of the Fund. However, as stated above, broker-dealers who execute transactions for the Fund may from time to time effect purchases of shares of the Fund for their customers.

                                 NET ASSET VALUE

     The net asset value of the Fund's shares will fluctuate and is determined as of the close of trading on the New York Stock Exchange ("Exchange"), normally 4:00 p.m. Eastern time, each business day. The Exchange annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open on the following days: New Year's Day, Martin Luther King Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the Exchange may close on days not included in that announcement.

     Options and futures contracts which are traded on exchanges are valued at their last sale or settlement price as of the close of such exchanges or, if no sales are reported, at the mean between the last reported bid and asked prices. However, if an exchange closes later than the New York Stock Exchange, the options or futures traded on it are valued based on the sales price, or the mean between bid and asked prices, as the case may be, as of the close of the Exchange.

     Trading in securities in foreign securities markets is normally completed well before the close of the Exchange. In addition, foreign securities trading may not take place on all days on which the Exchange is open for trading, and may occur in certain foreign markets on days on the Fund's net asset value is not calculated. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the Exchange will not be reflected in the calculation of net asset value unless the Board of Trustees determines that the particular event would materially affect net asset value, in which case an adjustment will be made. Assets or liabilities expressed in foreign currencies are translated, in determining net asset value, into U.S. dollars based on the spot exchange rates at 1:00 p.m., Eastern time, or at such other rates as the Advisor may determine to be appropriate.

     The Fund may use a pricing service approved by the Board of Trustees. Prices provided by such a service represent evaluations of the mean between current bid and asked prices, may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics, indications of values from dealers and other market data. Such services also may use electronic data processing techniques and/or a matrix system to determine valuations.

     Securities and other assets for which market quotations are not readily available, or for which the Board of Trustees or its designate determines the foregoing methods do not accurately reflect current market value, are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. Such valuations and procedures, as well as any pricing services, are reviewed periodically by the Board of Trustees.

                                   REDEMPTIONS

      The Fund intends to pay cash (U.S. dollars) for all shares redeemed, but, under abnormal conditions which make payment in cash unwise, the Fund may make payment partly in readily marketable securities with a current market value equal to the redemption price. Although the Fund does not anticipate that it will make any part of a redemption payment in securities, if such payment were made, an investor may incur brokerage costs in converting such securities to cash. The Fund has elected to be governed by the provisions of Rule 18f-1 under the 1940 Act, which contains a formula for determining the minimum redemption amounts that must be paid in cash.

                                    TAXATION

     The Fund intends to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code (the "Code"). In each taxable year that the Fund qualifies, the Fund (but not its shareholders) will be relieved of federal income tax on that part of its investment company taxable income (consisting generally of interest and dividend income, net short-term capital gain and net realized gains from currency transactions) and net capital gain that is distributed to shareholders.

     In order to qualify for treatment as an RIC, the Fund must distribute annually to shareholders at least 90% of its investment company taxable income and must meet several additional requirements. Among these requirements are the following: (1) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to its business of investing in securities or currencies; (2) less than 30% of the Fund's gross income each taxable year may be derived from the sale or other disposition of securities held for less than three months; (3) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, limited in respect of any one issuer to an amount that does not exceed 5% of the value of the Fund and that does not represent more than 10% of the outstanding voting securities of such issuer; and (4) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.

     The Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

     Dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. Shareholders may be able to claim U.S. foreign tax credits with respect to such taxes subject to provisions and limitations contained in the Code. For example, certain retirement accounts cannot claim foreign tax credits on investments in foreign securities held by the Fund. If more than 50% in value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible, and intends, to file an election with the Internal Revenue Service pursuant to which shareholders of the Fund will be required to include their proportionate share of such withholding taxes in their U.S. income tax returns as gross income, treat such proportionate share as taxes paid by them, and deduct such proportionate share in computing their taxable incomes or, alternatively, use them as foreign tax credits against their U.S. income taxes. No deductions for foreign taxes, however, may be claimed by noncorporate shareholders who do not itemize deductions. A shareholder that is a nonresident alien individual or foreign corporation may be subject to U.S. withholding tax on the income resulting from the Fund's election described in this paragraph but may not be able to claim a credit or deduction against such U.S. tax for the foreign taxes treated as having been paid by such shareholder. The Fund will report annually to its shareholders the amount per share of such withholding taxes.

                           DIVIDENDS AND DISTRIBUTIONS

     Dividends from the Fund's investment company taxable income (whether paid in cash or invested in additional shares) will be taxable to shareholders as ordinary income to the extent of the Fund's earnings and profits. Distributions of the Fund's net capital gain (whether paid in cash or invested in additional shares) will be taxable to shareholders as long-term capital gain, regardless of how long they have held their Fund shares. Dividends declared by the Fund in October, November or December of any year and payable to shareholders of record on a date in one of such months will be deemed to have been paid by the Fund and received by the shareholders on the record date if the dividends are paid by the Fund during the following January. Accordingly, such dividends will be taxed to shareholders for the year in which the record date falls.

     The Fund is required to withhold 31% of all dividends, capital gain distributions and repurchase proceeds payable to any individuals and certain other noncorporate shareholders who do not provide the Fund with a correct taxpayer identification number. The Fund also is required to withhold 31% of all dividends and capital gain distributions paid to such shareholders who otherwise are subject to backup withholding.

                             PERFORMANCE INFORMATION

TOTAL RETURN

     Average annual total return quotations used in the Fund's advertising and promotional materials are calculated according to the following formula:

                               P(1 + T)^n = ERV

where P equals a hypothetical initial payment of $1000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1000 payment made at the beginning of the period.

     The time periods used in advertising will be updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions. Any performance information used in advertising and sales literature will include information based on this formula for the most recent one, five and ten year periods, or for the life of the Fund, if less.

OTHER PERFORMANCE INFORMATION

     Performance data of the Fund quoted in advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in the Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount. In advertising and promotional materials the Fund may compare its performance with data published by Lipper Analytical Services, Inc. ("Lipper"), Morningstar, Inc. ("Morningstar") or CDA Investment Technologies, Inc. ("CDA"). The Fund also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper, CDA or Morningstar. Advertising and promotional materials also may refer to discussions of the Fund and comparative mutual fund data and ratings reported in independent periodicals including, but not limited to, the Wall Street Journal, Money Magazine, Forbes, Business Week, Financial World and Barron's.

                              FINANCIAL STATEMENTS

     A Statement of Assets and Liabilities of the Fund as of May 16, 1997, is included in Appendix A to this Statement of Additional Information. Such Statement has been audited by the Fund's independent accountants, KPMG Peat Marwick, L.L.P., whose report thereon also appears in Appendix A. Such Financial Statement has been included herein in reliance upon such report given upon their authority as experts in accounting and auditing.

                               GENERAL INFORMATION
CAPITALIZATION

              The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest. The Board of Trustees has currently authorized only one series of shares, the Khan Growth Fund. The Board of Trustees may establish additional funds, with different investment objectives and policies, and additional classes of shares, at any time in the future.

              Expenses incurred by the Trust in connection with its organization are reimbursed to the Advisor and amortized on a straight line basis over a period of five years. Expenses incurred in the organization of subsequent offered series of the Trust will be charged to those series and will be amortized on the same basis.

REGISTRATION STATEMENT

              The Registration Statement of the Trust, including the Fund's Prospectus, the Statement of Additional Information and the exhibits filed therewith, may be examined at the office of the Securities and Exchange Commission in Washington, D.C. Statements contained in the Fund's Prospectus or the Statement of Additional Information as to the contents of any contract or other document referred to herein or in the Prospectus are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

OTHER INFORMATION

              As used in the Prospectus and in this Statement of Additional Information, the term "majority," when referring to approvals to be obtained from shareholders of the Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting of the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund.

              As of the date of this Prospectus, all of the outstanding shares of the Fund are held by Dr. and Mrs. Sardar A.D. Khan and trusts established for their children.

              The Trust will dispense with annual meetings of shareholders in any year in which it is not required to elect Trustees under the Investment Company Act. However, the Trust undertakes to hold a special meeting of its shareholders for the purpose of voting on the question of removal of a Trustee or Trustees if requested in writing by the holders of at least 10% of the Trust's outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the Investment Company Act.

                                                                       EXHIBIT A

KPMG PEAT MARWICK LLP

700 Louisiana
P. O. Box 4545
Houston TX 77210-4545

KHAN GROWTH FUND
Statement of Assets and Liabilities
May 16, 1997

(With Independent Auditors' report therein)

                          INDEPENDENT AUDITOR'S REPORT

The Board of Trustees and Shareholders
Khan Growth Fund:

We have audited the accompanying statement of assets and liabilities of Khan Growth Fund (the Fund) as of May 16, 1997. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on the financial statement of based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statement referred to above presents fairly, in all material respects, the financial position of Khan Growth Fund as of May 16, 1997 in conformity with generally accepted accounting principles.

                                                     KPMG Peat Marwick LLP

Houston Texas
May 20, 1997

                                KHAN GROWTH FUND
                       Statement of Assets and Liabilities
                                  May 16, 1997

Assets - cash ....................................................      $100,000
                                                                        --------

Net assets applicable to shares outstanding ......................      $100,000
                                                                        --------

Capital shares, no par value - outstanding .......................        20,000
                                                                        --------

Net asset value, offering and redemption price per share .........      $   5.00
                                                                        --------

See accompanying notes to statement of assets and liabilities

                                KHAN GROWTH FUND
                   Note to Statement of Assets and Liabilities
                                  May 16, 1997

(1) ORGANIZATION Khan Funds, (the Trust) is an open-ended management investment company organized as a business trust under the laws of Delaware on September 17, 1996. The Declaration of Trust provides for the issuance of multiple series of shares, each representing a diversified portfolio of investments with different investment objectives, policies and restrictions. At May 16, 1997, the only series issued by the Trust is the Khan Growth Fund.

Khan Growth Fund (the Fund) seeks long-term capital growth, consistent with the preservation of capital, by investing primarily in the common stock of large capitalization companies. Income is a secondary objective of the Fund.

(2) FEDERAL TAXES The Fund intend to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute taxable income to the shareholders of the Fund in amounts that will avoid or minimize federal income or excise taxes for the Fund.

(3) ORGANIZATION COSTS The costs incurred by the Fund in connection with its organization have been paid by Khan Investment Inc., the Advisor.

(4) ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES: On April 21, 1997, the Trust's Board of Trustees the (Trustees) voted to approve an Investment Advisory Agreement (the Management Agreement) between the Trust and Khan Investment, Inc. Under the terms of the Management Agreement, the Advisor has responsibility for supervising all aspects of the operations of the Fund subject to the supervision of the Trustees. The Advisor has agreed to ensure that assets of the Fund are invested in accordance with the investment objectives and policies. For its services, the Advisor receives an annual management fee, payable monthly, and computed on the value of the net assets of the Fund as of the close of business each business day, at the annual rate of 0.75% of such net assets of the Fund.

On April 21, 1997, the Trustees approved an administrative service agreement (the Agreement) between the Trust and the Advisor. Under the terms of the Agreement the Advisor provides all administrative services necessary for the Trust's operations and is responsible for the supervision of the Trust's other service providers. The Advisor also assumes all ordinary, recurring expenses necessary in carrying out its duties for the Trust, such as office space and facilities, and equipment and clerical personnel. The Advisor shall also pay all compensation of all trustees, officers and employees of the Trust who are affiliated persons of the Advisor. For these services, the Advisor receives an annual fee, payable monthly, computed on the value of the net assets of the Fund as of the close of business day at the annual rate of 0.25% of 1% of such net assets of the Fund.

On April 21, 1997, the Trustees approved a Shareholder Services Plan (the Plan) whereby the Trust will pay securities broker-dealers retirement plan sponsors and administrators, and other securities professionals and/or beneficial owners of shares of the Fund, for expenses incurred in connection with non-distribution shareholder services provided by them to shareholders, provided that such shareholders servicing is not duplicative of the servicing otherwise provided on behalf of the Fund. These expenses will be limited to an annual rate of not more than 0.25% of the net assets of the Fund as of the close of business each business day.

All other operating expenses of the Fund in addition to those stated above will be limited to an annual rate of 0.75% of the net assets of the Fund as of the close of business each business day, resulting in total expenses at the annual rate of not more than 2.00% of such net assets of the Fund.

May 16, 1997

                                     PART C

                                OTHER INFORMATION

Item 24  Financial Statements and Exhibits

         (a)  Financial Statements

                  Registrant's Statement of Assets as of May 16, 1997, Related Notes and Independent Auditor's Report dated May 20, 1997, are included in Part B.

         (a)  Exhibits
                  (1.2)    Certificate of Trust (a)
                  (1.3)    Declaration of Trust (a)
                  (2)      By-Laws (a)
                  (3)      Not Applicable
                  (4)      Not Applicable
                  (5)      Form of Investment Advisory Agreement
                  (6)      Not Applicable
                  (7)      Not Applicable
                  (8)      Custody Agreement
                  (9.1)    Form of Administration Agreement (a)
                  (9.2)    Form of Fund Accounting Service Agreement
                  (9.3)    Form of Transfer Agency and Service Agreement
                  (10)     Opinion and Consent of Counsel
                  (11)     Consent of Independent Accountants
                  (12)     Not Applicable
                  (13)     Investment Letters of Initial Investors
                  (14)     Individual Retirement Account Documents
                  (15)     Not Applicable
                  (16)     Not Applicable
                  (18)     Not Applicable
                  (19.1)   Powers of Attorney (a)
                  (19.2)   Shareholder Service Plan
                  (27.1)   Financial Data Schedule

         (a) Filed as an Exhibit to the Registration Statement on September 25, 1996 and incorporated herein by reference.

Item 25  Persons Controlled by or under Common Control with Registrant

         Faisal P. Khan and Shehzad D. Khan, sons of Sardar A.D. Khan and Shahwar D. Khan, own Caring Physicians Network Inc., a preferred provider organization of which Sardar

         A.D. Khan is the President. In addition, Sardar A.D. Khan owns S.D. Kahn M.D., P.A., a professional medical corporation and Qualcare a utilization review company. Both companies may be deemed to be under common control with Registrant.

Item 26  Number of Holders of Securities

         As of July 1, 1997, the Trust had four shareholders.

Item 27 Indemnification

         Article VII, Section 2 of Registrant's Declaration of Trust, filed herewith as Exhibit 1, and Article VI of Registrant By-Laws, filed herewith as
Exhibit 2, provide for the indemnification of Registrant's trustees, officers, employees and agents against liabilities incurred by them in connection with the defense or disposition of any action or proceeding in which they may be involved or with which they may be threatened, while in office or thereafter, by reason of being or having been in such office, except with respect to matters as to which it has been determined that they acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office ("Disabling Conduct").

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 28 Business and Other Connections of Investment Adviser

         Sardar A.D. Khan, the President and controlling shareholder of Khan Investment Inc., is a practicing physician and president of Caring Physician Network Inc., a Texas based preferred provider organization.

Item 29  Principal Underwriters

         Not Applicable

Item 30 Location of Accounts and Records

         The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of Registrant and Registrant's Administrator and Custodian, as follows: the documents required to be maintained by paragraphs (5), (6), (7), (10) and (11) of Rule 31a-l(b) are maintained by the Registrant at 714 F.M. 1960 West, Suite 201, Houston, Texas 77090; the documents required to be maintained by paragraph (4) of Rule 31a-l(b) are maintained by the Administrator at 714 F.M. 1960

West, Suite 201, Houston, Texas 77090; and all other records are maintained by the Custodian at 425 Walnut Street, Cincinnati, Ohio 45202 and the Fund Accounting Agent at 24 West Carve Street, Huntington, NY 11743.

Item 31 Management Services

         Not applicable

Item 32 Undertakings

         The Registrant hereby undertakes, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares, to call a meeting of shareholders for the purposes of voting upon the question of removal of a Trustee and to assist in communications with other shareholders as required by
Section 16(c) of the Investment Company Act of 1940.

         The Registrant hereby undertakes to file a post-effective amendment to the Registration Statement, containing reasonably current financial statements which need not be audited, within four to six months from the effective date of the Registration Statement.

         The Registrant hereby undertakes, in the event the information required by Item 5A of Form N-1A is contained in an annual report to shareholders, to furnish a copy of such latest report to shareholders to each person to whom a prospectus is delivered, upon request and without charge.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Houston, State of Texas on the 23rd day of June, 1997.

KHAN FUNDS

By /S/ S.A.D. KHAN
   Sardar A. D. Khan, President

   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the following dates.


/S/ S.A.D. KHAN
Sardar A. D. Khan, Trustee and Principal                   June 23, 1997
Executive Officer

/S/ SHEHZAD D. KHAN
Shehzad D. Khan, Trustee                                   June 23, 1997

/S/SHAHWAR D. KHAN
Shahwar D. Khan, Trustee and Principal Financial           June 23, 1997
and Accounting Officer

*CHARLES E. MOORE
Charles E. Moore, Trustee                                  June 23, 1997

*MUSHTAQ R. MALIK
Mushtaq R. Malik, Trustee                                  June 23, 1997

*By /S/S.A.D. KHAN
Sardar A.D. Khan
Attorney-in-Fact

                                  EXHIBIT INDEX
                                   KHAN FUNDS
                        FORM N-1A REGISTRATION STATEMENT
                          PRE-EFFECTIVE AMENDMENT NO. 2

EXHIBITS:

(1.1)    Certificate of Trust (a)
(1.2)    Declaration of Trust (a)
(2)      By-Laws (a)
(3)      Not Applicable
(4)      Not Applicable
(5)      Form of Investment Advisory Agreement
(6)      Not Applicable
(7)      Not applicable
(8)      Custody Agreement
(9.1)    Form of Administration Agreement (a)
(9.2)    Form of Fund Accounting Service Agreement
(9.3)    Form of Transfer Agency and Service Agreement
(10)     Opinion and Consent of Counsel
(11)     Consent of  Independent Accountants
(12)     Not applicable
(13)     Investment Letters of Initial Investors
(14)     Individual Retirement Account Documents
(15)     Not Applicable
(16)     Not Applicable
(17)     Financial Data Schedule
(18)     Not Applicable
(19.1)   Powers of Attorney (a)
(19.2)   Shareholder Service Plan


(a) Filed as an Exhibit to the Registration Statement on September 25, 1996, and incorporated herein by reference.